Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - Non Consolidated VIEs [Member] - JPY (¥) ¥ in Millions		Dec. 31, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets		¥ 5,880,095	¥ 5,345,344
Non-recourse loans		16,798	2,837
Investments		89,034	89,083
Maximum exposure to loss	[1]	123,226	108,923
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		65,507	8,508
Non-recourse loans		1,495	0
Investments		991	991
Maximum exposure to loss	[1]	2,486	991
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		335,942	51,746
Non-recourse loans		12,631	0
Investments		4,496	4,542
Maximum exposure to loss	[1]	17,487	4,542
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		3,523,298	3,820,403
Non-recourse loans		0	0
Investments		53,076	55,645
Maximum exposure to loss	[1]	70,107	72,527
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		775	0
Non-recourse loans		0	0
Investments		2	0
Maximum exposure to loss	[1]	2	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,593,913	1,239,325
Non-recourse loans		0	0
Investments		18,922	15,663
Maximum exposure to loss	[1]	18,925	15,668
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		24,690	25,037
Non-recourse loans		0	0
Investments		1,710	1,719
Maximum exposure to loss	[1]	1,710	1,719
Other VIEs
Variable Interest Entity [Line Items]
Total assets		335,970	200,325
Non-recourse loans		2,672	2,837
Investments		9,837	10,523
Maximum exposure to loss	[1]	¥ 12,509	¥ 13,476

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.